Borrowings (Details Narrative) - EUR (€)	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Ordinary shares conversion ratio	Ordinary Shares at a conversion ratio of 1 ordinary share
Owed Borrowings	€ 10
Other equity		€ 39,756
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Other borrowings		€ 1,130,950	€ 4,631,670